Property, plant and equipment - Book Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Owned assets	$ 3,052,060	$ 2,940,777
Right-of-use assets	624,996	635,418
Total	$ 3,677,056	$ 3,576,195